Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2013	Dec. 31, 2012
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000
Share capital, par value	0.5	0.5
Share capital, Shares issued	767,160,263	729,536,813